Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ 510,475
Taxes	(153,970)
After taxes	356,505
2021
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	113,722
Taxes	(34,301)
After taxes	79,421
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	227,445
Taxes	(68,602)
After taxes	158,843
2023
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	169,308
Taxes	(51,067)
After taxes	$ 118,241